Stock Options Oustanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:OutstandingOptionsNumber161To193-0] | shares	435,000
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]	8 years 3 months 10 days
[custom:ExercisableOptionsNumber161To193-0] | shares	344,999
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 1.79
[custom:ExercisableOptionsAggregateIntrinsicValue161To193-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]	8 years 10 days
[custom:OutstandingOptionsNumber239-0] | shares	3,369,643
[custom:OutstandingOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239]	5 years 7 months 17 days
[custom:ExercisableOptionsNumber239-0] | shares	3,369,643
[custom:ExercisableOptionsWeightedAverageExercisePrice239-0]	$ 2.39
[custom:ExercisableOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239]	5 years 7 months 17 days
[custom:OutstandingOptionsNumber315To326-0] | shares	430,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]	3 years 5 months 15 days
[custom:ExercisableOptionsNumber315To326-0] | shares	430,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]	3 years 5 months 15 days
Outstanding Options Number Total | shares	4,234,643
Outstanding Options Aggregate Intrinsic Value Total | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years Total	5 years 8 months 4 days
Exercisable Options Number Total | shares	4,144,642
Exercisable Options Weighted Average Exercise Price Total	$ 2.43
Exercisable Options Aggregate Intrinsic Value Total | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years Total	5 years 7 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	46.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	5100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.77
Range 239 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.41
Minimum [Member] | Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Minimum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Maximum [Member] | Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26